INCOME TAXES (Significant components of deferred tax assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 830	$ 346
Tax credits carryforward	4,189	3,198
Reserve and allowances	14,032	12,872
Operating lease liabilities	5,232	5,704
Research and development	27,600	20,649
Gross tax assets	51,833	42,769
Valuation allowance	(4,718)	(3,574)
Total tax assets	47,165	39,195
Deferred tax liabilities:
Intangible assets acquired	(12,984)	(9,399)
Operating lease right-of-use assets	(4,449)	(5,102)
Reserve and allowances	(1,134)	(1,550)
Total deferred tax liabilities	(18,567)	(16,051)
Net deferred tax assets	$ 28,598	$ 23,144